Share capital - Shares Issued Roll Forward (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of number of shares outstanding
Shares issued at beginning of year	640,667,612	635,676,817	634,244,336
Issued in terms of employee share schemes	7,807,492	4,990,795	1,432,481
Shares issued at end of year	648,475,104	640,667,612	635,676,817